Derivative Financial Asset (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Asset [Abstract]
Schedule of Derivative Financial Asset

			As of December 31,
	Notes		2021	2022	2023
			US$	US$	US$
Upside Participation and Profit Distribution Agreements	(a	)	124,404	167,388	—
Future Settlement Contract	(b	)	—	17,681	—

			124,404	185,069	—

Schedule of Derivative Financial Asset in Accordance
The Agreements satisfied the definition of derivative financial asset in accordance with U.S. GAAP and were stated at fair value with any subsequent changes recognized in profit or loss.

Net carrying amount
US$
As of January 1, 2021	132,080
Changes in fair value during the year	(6,947)
Exchange realignment	(729)

As of December 31, 2021	124,404
Changes in fair value during the year	44,461
Partial settlement	(1,963)
Realized gain upon disposal	486

As of December 31, 2022	167,388
Realized in profit or loss during the year	34,234
Settlement	(201,411)
Exchange realignment	(211)

As of December 31, 2023	—